CONSOLIDATED STATEMENTS OF CASHFLOWS (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 25,449	$ 28,891	$ 41,719	$ 48,252
Restricted cash	884	881	3,186	3,169
Total cash, cash equivalents and restricted cash	$ 26,333	$ 29,772	$ 44,905	$ 51,421